SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share are as follows:

	March 31, 2018	March 31, 2017
Series C convertible preferred stock	643,333	713,333
Series D convertible preferred stock	687,000	-
Series E convertible preferred stock	1,000,000	-
Options to purchase common stock	8,230,319	8,245,190
Warrants to purchase common stock	12,237,628	10,419,655
Totals	22,798,280	19,378,178

Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share are as follows:

	2017	2016
Series C convertible preferred stock	656,667	713,333
Series D convertible preferred stock	1,334,000	-
Options to purchase common stock	8,510,319	8,245,190
Warrants to purchase common stock	12,789,086	9,128,189
Totals	23,290,072	18,086,712